9. Income Taxes (Details - Deferred tax assets) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 119,100	$ 102,150
Share based compensation	7,200	7,200
Accounts payable, related party	26,625	10,125
Other deferred tax items	6,150	0
Valuation allowance	(159,075)	(119,475)
Total deferred tax assets	$ 0	$ 0